UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-7080

Name of Fund:  MuniYield Michigan Insured Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, MuniYield Michigan Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/05

Date of reporting period: 11/01/04 - 01/31/05

Item 1 - Schedule of Investments

MuniYield Michigan Insured Fund, Inc.
Schedule of Investments as of January 31, 2005                                                               (in Thousands)
                      Face
                    Amount     Municipal Bonds                                                                        Value
Michigan - 150.2%

                               Adrian, Michigan, City School District, GO (d):
                   $ 2,000         5% due 5/01/2029                                                                 $ 2,101
                     1,600         5% due 5/01/2034                                                                   1,672

                     1,000     Allegan, Michigan, Public School District, GO, 5.75% due 5/01/2030 (d)                 1,112

                     1,000     Ann Arbor, Michigan, Public School District, School Building and Site, GO,
                               5% due 5/01/2027                                                                       1,053

                               Belding, Michigan, Area Schools, GO, Refunding (c):
                       785         6.05% due 5/01/2006 (e)                                                              829
                       215         6.05% due 5/01/2021                                                                  227

                     1,000     Birmingham, Michigan, City School District, School Building and Site, GO,
                               5% due 11/01/2033 (d)                                                                  1,047

                     3,525     Central Michigan University, General Revenue Bonds, 5% due 10/01/2034 (a)              3,703

                     1,000     Central Montcalm, Michigan, Public Schools, GO, 5.90% due 5/01/2019 (b)                1,118

                     1,000     Comstock Park, Michigan, Public Schools, GO, 5.75% due 5/01/2029 (c)                   1,100

                               Delta County, Michigan, Economic Development Corporation, Environmental
                               Improvement Revenue Refunding Bonds (Mead Westvaco-Escanaba):
                     1,500         AMT, Series B, 6.45% due 4/15/2023                                                 1,685
                     2,000         Series A, 6.25% due 4/15/2027                                                      2,282

                     1,000     Detroit, Michigan, City School District, GO, Series A, 5.50% due 5/01/2018 (d)         1,124

                     2,300     Detroit, Michigan, City School District, School Building and Site Improvement,
                               GO, Series A, 5.375% due 5/01/2024 (c)                                                 2,573

                               Detroit, Michigan, GO (b):
                     1,400         5.50% due 4/01/2018                                                                1,566
                     1,325         5.50% due 4/01/2020                                                                1,482
                     2,705         Series B, 6% due 4/01/2010 (e)                                                     3,117

                               Detroit, Michigan, Sewer Disposal Revenue Refunding Bonds, Senior Lien (d):
                     1,000         Series A, 5% due 7/01/2032                                                         1,040
                     1,545         Series C, 5.25% due 7/01/2022                                                      1,773

                               Detroit, Michigan, Water Supply System Revenue Bonds:
                     4,375         DRIVERS, Series 200, 9.35% due 7/01/2011 (c)(e)(g)                                 5,759
                     1,250         Senior Lien, Series A, 5.875% due 1/01/2010 (c)(e)                                 1,428
                     6,900         Senior Lien, Series A, 5% due 7/01/2034 (b)                                        7,174
                    14,790         Series B, 5.25% due 7/01/2032 (b)                                                 15,838
                     3,970         Series B, 5% due 7/01/2034 (b)                                                     4,130

                     1,415     Detroit, Michigan, Water Supply System Revenue Refunding Bonds, 6.25% due
                               7/01/2012 (c)(h)                                                                       1,606

Portfolio Abbreviations

To simplify the listings of MuniYield Michigan Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
HDA        Housing Development Authority
GAN        Grant Anticipation Notes
GO         General Obligation Bonds
PCR        Pollution Control Revenue Bonds
RIB        Residual Interest Bonds



MuniYield Michigan Insured Fund, Inc.
Schedule of Investments as of January 31, 2005 (concluded)                                                   (in Thousands)
                      Face
                    Amount     Municipal Bonds                                                                        Value
Michigan (concluded)

                    $3,900     Dickinson County, Michigan, Economic Development Corporation, Environmental
                               Improvement Revenue Refunding Bonds (International Paper Company Project),
                               Series A, 5.75% due 6/01/2016                                                       $  4,228

                     3,100     Dickinson County, Michigan, Healthcare System, Hospital Revenue Refunding
                               Bonds, 5.80% due 11/01/2024 (i)                                                        3,285

                     1,610     East Grand Rapids, Michigan, Public School District, GO, 5.75% due
                               5/01/2009 (d)(e)                                                                       1,796

                               Eastern Michigan University, Revenue Bonds, Series B (c):
                     1,500         5.60% due 6/01/2025                                                                1,651
                     1,310         5.625% due 6/01/2030                                                               1,444

                     1,025     Eastern Michigan University, Revenue Refunding Bonds, 6% due 6/01/2020 (a)             1,173

                               Eaton Rapids, Michigan, Public Schools, School Building and Site, GO (d):
                     1,325         5.25% due 5/01/2020                                                                1,476
                     1,675         5.25% due 5/01/2021                                                                1,860
                     1,700         5% due 5/01/2026                                                                   1,803
                     3,600         5% due 5/01/2029                                                                   3,782

                       615     Flint, Michigan, Hospital Building Authority, Revenue Refunding Bonds
                               (Hurley Medical Center), Series A, 5.375% due 7/01/2020 (i)                              638

                     2,200     Fowlerville, Michigan, Community Schools, School District, GO, 5% due
                               5/01/2030 (c)                                                                          2,306

                     1,000     Frankenmuth, Michigan, School District, GO, 5.75% due 5/01/2010 (c)(e)                 1,117

                     3,650     Gibraltar, Michigan, School District School Building and Site, GO, 5% due
                               5/01/2028 (c)                                                                          3,840

                     1,100     Grand Blanc, Michigan, Community Schools, GO, 5.625% due 5/01/2020 (c)                 1,253

                               Grand Rapids, Michigan, Building Authority Revenue Bonds, Series A (a):
                     1,100         5.50% due 10/01/2019                                                               1,244
                     1,500         5.50% due 10/01/2020                                                               1,696

                     2,070     Grand Valley, Michigan, State University Revenue Bonds, 5.50% due 2/01/2018 (c)        2,381

                     8,425     Greater Detroit, Michigan, Resource Recovery Authority Revenue Bonds, DRIVERS,
                               Series 167, 10.344% due 12/13/2008 (a)(g)                                             10,497

                               Gull Lake, Michigan, Community School District, School Building and Site, GO (d):
                     2,000         5% due 5/01/2028                                                                   2,104
                     3,625         5% due 5/01/2030                                                                   3,800

                     4,775     Harper Woods, Michigan, City School District, School Building and Site, GO,
                               Refunding, 5% due 5/01/2034 (c)                                                        4,990

                     9,325     Hartland, Michigan, Consolidated School District, GO, 6% due 5/01/2010 (c)(e)         10,676

                     3,990     Hudsonville, Michigan, Public Schools, School Building and Site, GO, 5% due
                               5/01/2029 (d)                                                                          4,192

                     1,575     Jenison, Michigan, Public Schools, Building and Site, GO, 5.50% due 5/01/2019 (c)      1,771

                     3,305     Jonesville, Michigan, Community Schools, GO, 5.75% due 5/01/2029 (c)                   3,634

                     6,850     Kalamazoo, Michigan, Hospital Finance Authority, Hospital Facility Revenue
                               Refunding Bonds  (Bronson Methodist Hospital), 5.50% due 5/15/2028 (b)                 7,320

                     4,000     Kent, Michigan, Hospital Finance Authority, Hospital Revenue Refunding Bonds
                               (Butterworth Hospital), Series A, 7.25% due 1/15/2013 (b)                              4,768

                               Kent, Michigan, Hospital Finance Authority Revenue Bonds (Spectrum Health),
                               Series A:
                     1,000         5.50% due 1/15/2031                                                                1,059
                     3,000         5.50% due 1/15/2031 (b)                                                            3,222

                     1,510     Lansing, Michigan, Building Authority, GO, Series A, 5.375% due 6/01/2023 (b)          1,690

                     5,235     Lincoln Park, Michigan, School District, GO, 7% due 5/01/2006 (c)(e)                   5,586

                     4,775     Livonia, Michigan, Public School District, GO (Building and Site), 5.75% due
                               5/01/2010 (c)(e)                                                                       5,409

                     2,425     Mayville, Michigan, Community Schools, School Building and Site, GO, 5% due
                               5/01/2034 (c)                                                                          2,539

                     2,500     Mendon, Michigan, Community Schools, School Building and Site, GO, 5% due
                               5/01/2034 (c)                                                                          2,613

                     2,250     Michigan Higher Education Facilities Authority, Limited Obligation Revenue
                               Refunding Bonds (Hope College), Series A, 5.90% due 4/01/2032                          2,382

                               Michigan Higher Education Facilities Authority, Revenue Refunding Bonds
                               (College for Creative Studies):
                     1,235         5.85% due 12/01/2022                                                               1,277
                     1,145         5.90% due 12/01/2027                                                               1,176

                     2,500     Michigan Higher Education Student Loan Authority, Student Loan Revenue Bonds,
                               AMT, Series XVII-B, 5.40% due 6/01/2018 (a)                                            2,609

                     1,065     Michigan Municipal Bond Authority Revenue Bonds (Local Government Loan Program),
                               Group A, 5.50% due 11/01/2020 (a)                                                      1,183

                               Michigan Municipal Bond Authority, Revenue Refunding Bonds (Local Government
                               Loan Program), Series A:
                       150         6.50% due 11/01/2012 (b)                                                             150
                     1,000         6% due 12/01/2013 (c)                                                              1,023
                     7,000         6.125% due 12/01/2018 (c)                                                          7,159

                               Michigan State Building Authority, Revenue Refunding Bonds (Facilities Program):
                     2,500         (Facilities Program), Series I, 5.50% due 10/15/2018 (b)                           2,820
                     3,000         (Facilities Program), Series II, 5% due 10/15/2029 (b)                             3,144
                   11,140          RIB, Series 517X, 8.89% due 10/15/2010 (d)(g)                                     14,110

                               Michigan State, COP (a):
                     3,000         5.40%** due 6/01/2022                                                              1,353
                     3,000         5.50% due 6/01/2027                                                                3,277

                     1,605     Michigan State, HDA, Rental Housing Revenue Bonds, AMT, Series A, 5.30% due
                               10/01/2037 (b)                                                                         1,639

                     2,690     Michigan State, HDA, Revenue Refunding Bonds, Series C, 5.90% due 12/01/2015 (f)       2,821

                     2,530     Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Mid-Michigan
                               Obligation Group), Series A, 5.50% due 4/15/2018 (a)                                   2,787

                               Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds:
                     2,200         (Crittenton Hospital), Series A, 5.625% due 3/01/2027                              2,340
                     2,000         (Sparrow Obligation Group), 5.625% due 11/15/2031                                  2,105

                               Michigan State Hospital Finance Authority, Revenue Refunding Bonds:
                     2,715         (Ascension Health Credit), Series A, 5.75% due 11/15/2009 (b)(e)                   3,075
                    12,000         (Ascension Health Credit), Series A, 6.125% due 11/15/2009 (b)(e)                 13,791
                     2,500         (Ascension Health Credit), Series A, 6.25% due 11/15/2009 (b)(e)                   2,887
                     4,805         (Mercy Health Services), Series T, 6.50% due 8/15/2013 (b)                         5,279
                     2,000         (Mercy Health Services), Series X, 6% due 8/15/2014 (b)                            2,249
                     2,200         (Mercy Health Services), Series X, 5.75% due 8/15/2019 (b)                         2,457
                     4,930         (Mercy Mount Clemens), Series A, 6% due 5/15/2014 (b)                              5,522
                     3,000         (Saint John Hospital), Series A, 6% due 5/15/2013 (a)(e)(h)                        3,137
                     6,400         (Trinity Health), Series A, 6% due 12/01/2027 (a)                                  7,311
                     1,000         (Trinity Health Credit), Series C, 5.375% due 12/01/2023                           1,067
                     5,255         (Trinity Health Credit), Series C, 5.375% due 12/01/2030                           5,502

                     2,800     Michigan State Revenue Bonds, GAN, Series B, 1.83% due 9/15/2008 (d)                   2,800

                     5,000     Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Ford Motor
                               Company Project), AMT, Series A, 6.55% due 10/01/2022                                  5,110

                               Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds:
                     7,250         (Detroit Edison Company), AMT, Series A, 5.55% due 9/01/2029 (b)                   7,690
                     6,000         (Detroit Edison Company Fund - Pollution), Series AA, 6.95% due 5/01/2011 (c)      7,229
                     3,300         (Detroit Edison Pollution Control), Series C, 5.45% due 9/01/2029                  3,455
                     2,175         (Dow Chemical Company Project), AMT, 5.50% due 12/01/2028                          2,382
                     5,750         RIB, Series 382, 10.64% due 9/01/2025 (b)(g)                                       6,238

                     4,300     Michigan State Strategic Fund, PCR, Refunding (General Motors Corp.), 6.20% due
                               9/01/2020                                                                              4,463

                     1,000     Michigan State Trunk Line, Revenue Refunding Bonds, 5.25% due 10/01/2021 (d)           1,105

                    15,000     Monroe County, Michigan, Economic Development Corp., Limited Obligation Revenue
                               Refunding Bonds (Detroit Edison Co. Project), Series AA, 6.95% due 9/01/2022 (c)      20,123

                     1,000     Montrose Township, Michigan, School District, GO, 6.20% due 5/01/2017 (b)              1,224

                     1,830     Muskegon Heights, Michigan, Water System Revenue Bonds, Series A, 5.625% due
                               11/01/2025 (b)                                                                         2,031

                       235     Northview, Michigan, Public School District, GO, Refunding, 5.80% due
                               5/01/2021 (b)                                                                            247

                     1,100     Norway Vulcan, Michigan, Area Schools, GO, 5.90% due 5/01/2025 (c)                     1,220

                     5,320     Orchard View, Michigan, Schools, School Building and Site, GO, 5% due
                               5/01/2029 (b)                                                                          5,557

                     4,835     Ostego, Michigan, Public Schools District, School Building and Site, GO, 5% due
                               5/01/2034 (d)                                                                          5,053

                     2,425     Oxford, Michigan, Area Community School District, GO, 5.50% due 5/01/2018 (d)          2,741

                     1,370     Pennfield, Michigan, School District, School Building and Site, GO, 5% due
                               5/01/2029 (c)                                                                          1,439

                     1,000     Plainwell, Michigan, Community Schools, School District, School Building and Site,
                               GO, 5.50% due 5/01/2020 (d)                                                            1,132

                     3,905     Plymouth-Canton, Michigan, Community School District, GO, 5% due 5/01/2029 (c)         4,102

                       700     Pontiac, Michigan, Tax Increment Finance Authority, Tax Increment Revenue
                               Refunding Bonds (Development Area 2), 5.625% due 6/01/2022 (i)                           746

                     1,425     Reed, Michigan, City Public Schools, School Building and Site, GO, 5% due
                               5/01/2026 (d)                                                                          1,512

                     1,800     Rochester, Michigan, Community School District, GO, Series II, 5.50% due
                               5/01/2015 (c)                                                                          2,033

                     2,500     Saginaw, Michigan, Hospital Finance Authority, Revenue Refunding Bonds (Covenant
                               Medical Center), Series E, 5.625% due 7/01/2013 (b)                                    2,766

                               Saginaw Valley State University, Michigan, General Revenue Refunding Bonds (c):
                     2,100         5% due 7/01/2024                                                                   2,250
                     1,445         5% due 7/01/2034                                                                   1,511

                     8,900     Saint Clair County, Michigan, Economic Revenue Refunding Bonds (Detroit Edison
                               Company), RIB, Series 282, 10.64% due 8/01/2024 (a)(g)                                11,370

                     1,300     Southfield, Michigan, Library Building Authority, GO, 5.50% due 5/01/2018 (b)          1,442

                               Southfield, Michigan, Public Schools, School Building and Site, GO, Series A (d):
                     2,900         5.25% due 5/01/2027                                                                3,152
                     3,500         5% due 5/01/2029                                                                   3,677

                     1,325     Sparta, Michigan, Area Schools, School Building and Site, GO, 5% due
                               5/01/2030 (c)                                                                          1,389

                               Sturgis, Michigan, Public School District, School Building and Site, GO:
                     1,900         5.50% due 5/01/2021                                                                2,092
                     2,545         5.625% due 5/01/2030                                                               2,797

                     1,000     Three Rivers, Michigan, Community Schools GO, 6% due 5/01/2006 (b)(e)                  1,055

                     1,100     Waverly, Michigan, Community School, GO, 5.50% due 5/01/2010 (c)(e)                    1,213

                    10,660     Wayne Charter County, Michigan, Airport Revenue Bonds (Detroit Metropolitan
                               Wayne County), AMT, Series A, 5.375% due 12/01/2015 (b)                               11,408

                     1,750     Wayne Charter County, Michigan, Detroit Metropolitan Airport, GO, Airport Hotel,
                               Series A, 5% due 12/01/2030 (b)                                                        1,816

                               West Bloomfield, Michigan, School District, GO Refunding (c):
                     1,710         5.50% due 5/01/2017                                                                1,923
                     1,225         5.50% due 5/01/2018                                                                1,377

                     2,405     West Branch-Rose City, Michigan, Area School District, GO, 5.50% due
                               5/01/2024 (c)                                                                          2,629

                     6,075     Western Michigan University Revenue Bonds, 5% due 11/15/2035 (c)                       6,343

                     1,600     Zeeland, Michigan, Public Schools, School Building and Site, GO, 5% due
                               5/01/2029 (b)                                                                          1,681

Puerto Rico - 3.5%

                     1,270     Puerto Rico Electric Power Authority, Power Revenue Bonds, Trust Receipts,
                               Class R, Series 16 HH, 9.333% due 7/01/2013 (d)(g)                                     1,625

                     3,790     Puerto Rico Municipal Finance Agency Revenue Bonds, Series A, 5% due
                               8/01/2027 (d)                                                                          4,003

                               Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue
                               Bonds (e):
                     1,000         Series A, 5.375% due 8/01/2011 (b)                                                 1,129
                     1,000         Series E, 5.70% due 2/01/2010                                                      1,124

                     2,150     University of Puerto Rico, University Revenue Refunding Bonds, Series O, 5.375%
                               due 6/01/2030 (b)                                                                      2,189

                               Total Investments (Cost - $409,713*) - 153.7%                                        446,607
                               Other Assets Less Liabilities - 3.1%                                                   9,064
                               Preferred Stock, at Redemption Value - (56.8%)                                     (165,033)
                                                                                                                 ----------
                               Net Assets Applicable to Common Stock - 100.0%                                    $  290,638
                                                                                                                 ==========

*The cost and unrealized appreciation (depreciation) of investments as of January 31, 2005, as computed for federal income tax purposes, were as follows:

                                      (in Thousands)

Aggregate cost                             $ 409,713
                                           =========
Gross unrealized appreciation              $  37,015
Gross unrealized depreciation                  (121)
                                           ---------
Net unrealized appreciation                $  36,894
                                           =========

**Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase of the Fund.

(a)AMBAC Insured.

(b)MBIA Insured.

(c)FGIC Insured.

(d)FSA Insured.

(e)Prerefunded.

(f)FHA Insured.

(g)The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(h)Escrowed to maturity.

(i)ACA Insured.

Investments in companies considered to be an affiliate of the Fund
(such companies are defined as "Affiliated Companies" in Section
2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                     (in Thousands)

                                                Net        Dividend
Affiliate                                   Activity         Income

CMA Michigan Municipal Money Fund            (7,190)          $   8

Forward interest rate swaps outstanding as of January 31, 2005 were as follows:

                                                     (in Thousands)

                                            Notional     Unrealized
                                              Amount   Depreciation

Receive a variable rate equal to
7-Day Bond Market Association
Municipal Swap Index Rate and pay
a fixed rate of 3.619%

Broker, JPMorgan Chase Bank
Expires February 2015                       $ 10,100        $ (106)

Receive a variable rate equal to
7-Day Bond Market Association
Municipal Swap Index Rate and pay
a fixed rate of 3.565%

Broker, JPMorgan Chase Bank
Expires April 2015                          $ 21,500           (53)
                                                            -------
Total                                                       $ (159)
                                                            =======

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniYield Michigan Insured Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.,
       President
       MuniYield Michigan Insured Fund, Inc.


Date: March 21, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.,
       President
       MuniYield Michigan Insured Fund, Inc.


Date: March 21, 2005


By:    /s/ Donald C. Burke
       Donald C. Burke,
       Chief Financial Officer
       MuniYield Michigan Insured Fund, Inc.


Date: March 21, 2005